FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement hierarchy of the financial instruments

	Fair value measurements as at December 31, 2016 using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB	RMB	RMB	RMB
Recurring fair value measurement for:
Derivative	—	3,149	—	3,149